REVENUE - Disaggregation of Operating Revenue (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Operating Revenues	$ 149,189	$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 276,802	$ 215,706	$ 384,931	$ 401,486	$ 701,384
Domestic
REVENUE
Operating Revenues	142,774			34,307						173,995	262,020	197,345	368,456	382,463	666,332
Latin America
REVENUE
Operating Revenues	6,266			1,038						23,003	14,228	18,114	15,628	18,515	33,716
Other
REVENUE
Operating Revenues	149			31						454	554	247	847	508	1,336
Passenger
REVENUE
Operating Revenues	125,130			31,341						172,897	229,325	209,827	335,824	359,232	688,833
Scheduled service
REVENUE
Operating Revenues	67,073			17,882						132,234	121,693	132,110	224,507	193,047	396,113
Charter service
REVENUE
Operating Revenues	28,898			8,491						40,663	54,703	37,718	111,317	98,130	174,562
Ancillary
REVENUE
Operating Revenues	29,159			4,968							52,929	39,999		68,055	118,158
Cargo
REVENUE
Operating Revenues	22,098			3,219							43,684	3,219		36,809
Other
REVENUE
Operating Revenues	$ 1,961			$ 816						$ 24,555	$ 3,793	$ 2,660	$ 49,107	$ 5,445	$ 12,551